Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 1,800,561	R$ 5,004,695	R$ 6,105,965	R$ 11,345,455
Weighted average number of shares in the period – in thousands			1,264,118	1,264,118
Weighted average treasury shares – in thousands			(28,704)	(26,611)
Weighted average number of outstanding shares – in thousands			1,235,414	1,237,507
Basic earnings per common share – R$	R$ 1.45804	R$ 4.04924	R$ 4.94244	R$ 9.16799